FORECLOSED ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
FORECLOSED ASSETS [Abstract]
Activity in Foreclosed Assets
The following table summarizes the activity in foreclosed assets for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Dollars in thousands
Balance, beginning of year	$789	$1,011
Additions	1,618	520
Proceeds from sale	(916)	(523)
Valuation adjustments	(355)	(195)
Net gains (losses) on sales	21	(24)
Balance, end of year	$1,157	$789